Investments (Details) - Schedule of Gross Unrealized Losses and Estimated Fair Value for Available-for-Sale Securities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Gross Unrealized Losses and Estimated Fair Value for Available-for-Sale Securities [Line Items]
Less than 12 months, Fair value	$ 38,929	$ 301,761
Less than 12 months, Gross unrealised loss	(517)	(24,038)
12 months or more, Fair value	410,052	177,668
12 months or more, Gross unrealised loss	(31,179)	(25,023)
Total, Fair value	448,981	479,429
Total, Gross unrealised loss	(31,696)	(49,061)
Foreign Governments [Member]
Schedule of Gross Unrealized Losses and Estimated Fair Value for Available-for-Sale Securities [Line Items]
Less than 12 months, Fair value		3,154
Less than 12 months, Gross unrealised loss		(178)
12 months or more, Fair value	8,152	4,666
12 months or more, Gross unrealised loss	(738)	(429)
Total, Fair value	8,152	7,820
Total, Gross unrealised loss	(738)	(607)
Corporate Bonds [Member]
Schedule of Gross Unrealized Losses and Estimated Fair Value for Available-for-Sale Securities [Line Items]
Less than 12 months, Fair value	38,929	298,607
Less than 12 months, Gross unrealised loss	(517)	(23,860)
12 months or more, Fair value	401,900	173,002
12 months or more, Gross unrealised loss	(30,441)	(24,594)
Total, Fair value	440,829	471,609
Total, Gross unrealised loss	$ (30,958)	$ (48,454)